Supplement dated April 6, 2021
to the Prospectus, as supplemented, of the following Fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Growth Fund	5/1/2020
Effective May 1, 2021, BMO Asset Management Corp. (BMO) no longer serves as a subadviser to the Fund and, as of such date, all references to BMO are hereby removed.
Shareholders should retain this Supplement for future reference.
S-6546-154 A (04/21)

Supplement dated April 6, 2021
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners International Core Equity Fund	5/1/2020
Effective May 1, 2021, AQR Capital Management, LLC (AQR) no longer serves as a subadviser to the Fund and, as of such date, all references to AQR are hereby removed.
Shareholders should retain this Supplement for future reference.
S-6546-152 A (04/21)